PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2014
PROPERTY AND EQUIPMENT, NET

8. PROPERTY AND EQUIPMENT, NET

Property and equipment and the related accumulated depreciation are summarized as follows:

	As of December 31,
	2013	2014	2014
	RMB	RMB	US$
Office equipment	16,376	32,047	5,165
Leasehold improvement	3,633	6,583	1,061
Motor vehicles	88	88	14

Property and equipment, cost	20,097	38,718	6,240
Less: Accumulated depreciation	(7,012)	(15,116)	(2,436)

Property and equipment, net	13,085	23,602	3,804

Depreciation expenses for the years ended December 31, 2012, 2013 and 2014 were RMB2,462, RMB4,288 and RMB8,860 (US$1,428), respectively.